Intangible Assets - Classification of Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 3,576	$ 1,511
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization expense	1,305	750
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization expense	939	186
Research and development
Finite-Lived Intangible Assets [Line Items]
Amortization expense	601	465
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 731	$ 110